Consolidated Statements of Comprehensive Income (Loss) (Parenthetical)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Statement of Comprehensive Income [Abstract]
Unrealized gains on available-for-sale investments, income tax	$ 0	0
Foreign currency translation adjustment, income taxes	$ 0	0	0	0